Class L [Member] Expense Example, No Redemption - Class L - Western Asset Institutional Government Reserves - Class L	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 20
Expense Example, No Redemption, 3 Years	88
Expense Example, No Redemption, 5 Years	162
Expense Example, No Redemption, 10 Years	$ 382